Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Supplement [Text Block]	bbfi3_SupplementTextBlock

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

(the “Fund”)

Investor A1, Investor C1 and Investor C2 Shares

Supplement dated December 26, 2017

to the Summary Prospectus and Prospectus, each dated January 27, 2017, as supplemented to date

Effective as of December 29, 2017, BlackRock Advisors, LLC (“BlackRock”) has agreed to adjust the caps on total expenses to reduce the net expenses paid by shareholders of the Fund. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees and/or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A1, Investor C1 and Investor C2 Shares. Accordingly, effective as of December 29, 2017, the Fund’s Summary Prospectus and Prospectus are amended as follows:

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Fees and Expenses of the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor A1 Shares	Investor C1 Shares	Investor C2 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None [1]	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [2]	None [3]	None [3]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[4]	Investor A1 Shares	Investor C1 Shares	Investor C2 Shares
Management Fee[5,6]	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.10%	0.80%	0.50%
Other Expenses[7]	0.41%	0.43%	0.45%
Interest Expense	0.24%	0.24%	0.24%
Other Expenses of the Fund	0.17%	0.19%	0.21%
Other Expenses of the Subsidiary[8]	—	—	—
Acquired Fund Fees and Expenses[7]	—	—	—
Total Annual Fund Operating Expenses[7]	0.86%	1.58%	1.30%
Fee Waivers and/or Expense Reimbursements[5,6]	(0.03)%	—	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5,6]	0.83%	1.58%	1.27%

[1]	Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
[2]	A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A1 shares made within 18 month after purchase where no initial sales charge was paid at time of purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
[3]	A CDSC of 1.00% is assessed on certain redemptions of Investor C1 Shares or Investor C2 Shares made within one year after purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
[4]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Total Return Portfolio (the “Master Portfolio”).
[5]	BlackRock Advisors, LLC (“BlackRock”) receives a management fee from the Master Portfolio for investment advisory and certain administrative services at the annual rate of 0.06% of the Master Portfolio’s average daily net assets, a portion of which is paid indirectly by the Fund, and receives a management fee from the Fund for investment advisory and certain administrative services at the annual rate of 0.29% of the Fund’s average daily net assets for an overall management fee rate paid by the Fund of 0.35%. In addition, as described in the “Management of the Fund” section of the Fund’s prospectus on page 34, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.59% (for Investor A1 Shares), 1.36% (for Investor C1 Shares) and 1.03% (for Investor C2 Shares) of average daily net assets through January 31, 2019. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Bond Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.
[6]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 34, BlackRock has contractually agreed to waive the management fee of the Fund and the Master Portfolio with respect to any portion of the Fund’s or the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or the Master Portfolio or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio.
[7]	Fees and expenses have been restated to reflect the fees and expenses of the Fund as of the fiscal year ended September 30, 2017.
[8]	Other expenses of the BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) were less than 0.01% for the Fund’s fiscal year ended September 30, 2017.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A1 Shares	$85	$271	$474	$1,058
Investor C1 Shares	$261	$499	$860	$1,878
Investor C2 Shares	$229	$409	$710	$1,565

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C1 Shares	$161	$499	$860	$1,878
Investor C2 Shares	$129	$409	$710	$1,565

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 841% of the average value of its portfolio.

BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbfi3_SupplementTextBlock

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

(the “Fund”)

Investor A1, Investor C1 and Investor C2 Shares

Supplement dated December 26, 2017

to the Summary Prospectus and Prospectus, each dated January 27, 2017, as supplemented to date

Effective as of December 29, 2017, BlackRock Advisors, LLC (“BlackRock”) has agreed to adjust the caps on total expenses to reduce the net expenses paid by shareholders of the Fund. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees and/or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A1, Investor C1 and Investor C2 Shares. Accordingly, effective as of December 29, 2017, the Fund’s Summary Prospectus and Prospectus are amended as follows:

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Fees and Expenses of the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor A1 Shares	Investor C1 Shares	Investor C2 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None [1]	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [2]	None [3]	None [3]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[4]	Investor A1 Shares	Investor C1 Shares	Investor C2 Shares
Management Fee[5,6]	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.10%	0.80%	0.50%
Other Expenses[7]	0.41%	0.43%	0.45%
Interest Expense	0.24%	0.24%	0.24%
Other Expenses of the Fund	0.17%	0.19%	0.21%
Other Expenses of the Subsidiary[8]	—	—	—
Acquired Fund Fees and Expenses[7]	—	—	—
Total Annual Fund Operating Expenses[7]	0.86%	1.58%	1.30%
Fee Waivers and/or Expense Reimbursements[5,6]	(0.03)%	—	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5,6]	0.83%	1.58%	1.27%

[1]	Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
[2]	A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A1 shares made within 18 month after purchase where no initial sales charge was paid at time of purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
[3]	A CDSC of 1.00% is assessed on certain redemptions of Investor C1 Shares or Investor C2 Shares made within one year after purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
[4]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Total Return Portfolio (the “Master Portfolio”).
[5]	BlackRock Advisors, LLC (“BlackRock”) receives a management fee from the Master Portfolio for investment advisory and certain administrative services at the annual rate of 0.06% of the Master Portfolio’s average daily net assets, a portion of which is paid indirectly by the Fund, and receives a management fee from the Fund for investment advisory and certain administrative services at the annual rate of 0.29% of the Fund’s average daily net assets for an overall management fee rate paid by the Fund of 0.35%. In addition, as described in the “Management of the Fund” section of the Fund’s prospectus on page 34, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.59% (for Investor A1 Shares), 1.36% (for Investor C1 Shares) and 1.03% (for Investor C2 Shares) of average daily net assets through January 31, 2019. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Bond Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.
[6]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 34, BlackRock has contractually agreed to waive the management fee of the Fund and the Master Portfolio with respect to any portion of the Fund’s or the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or the Master Portfolio or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio.
[7]	Fees and expenses have been restated to reflect the fees and expenses of the Fund as of the fiscal year ended September 30, 2017.
[8]	Other expenses of the BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) were less than 0.01% for the Fund’s fiscal year ended September 30, 2017.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A1 Shares	$85	$271	$474	$1,058
Investor C1 Shares	$261	$499	$860	$1,878
Investor C2 Shares	$229	$409	$710	$1,565

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C1 Shares	$161	$499	$860	$1,878
Investor C2 Shares	$129	$409	$710	$1,565

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 841% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 841% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	841.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A1 shares made within 18 month after purchase where no initial sales charge was paid at time of purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Total Return Portfolio (the “Master Portfolio”).
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect the fees and expenses of the Fund as of the fiscal year ended September 30, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
BlackRock Total Return Fund | Investor A1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[3],[4],[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[5]
Interest Expense	rr_Component1OtherExpensesOverAssets	0.24%	[5]
Other Expenses of the Fund	rr_Component2OtherExpensesOverAssets	0.17%	[5]
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets		[5],[6]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[5],[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		[5],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[5],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3],[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.83%	[3],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 85
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	474
10 Years	rr_ExpenseExampleYear10	$ 1,058
BlackRock Total Return Fund | Investor C1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[8]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[3],[4],[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.80%	[5]
Interest Expense	rr_Component1OtherExpensesOverAssets	0.24%	[5]
Other Expenses of the Fund	rr_Component2OtherExpensesOverAssets	0.19%	[5]
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets		[5],[6]
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[5],[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		[5],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[5],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[3],[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.58%	[3],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 261
3 Years	rr_ExpenseExampleYear03	499
5 Years	rr_ExpenseExampleYear05	860
10 Years	rr_ExpenseExampleYear10	1,878
1 Year	rr_ExpenseExampleNoRedemptionYear01	161
3 Years	rr_ExpenseExampleNoRedemptionYear03	499
5 Years	rr_ExpenseExampleNoRedemptionYear05	860
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,878
BlackRock Total Return Fund | Investor C2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[8]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[3],[4],[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[5]
Interest Expense	rr_Component1OtherExpensesOverAssets	0.24%	[5]
Other Expenses of the Fund	rr_Component2OtherExpensesOverAssets	0.21%	[5]
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets		[5],[6]
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[5],[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		[5],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[5],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3],[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.27%	[3],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 229
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	710
10 Years	rr_ExpenseExampleYear10	1,565
1 Year	rr_ExpenseExampleNoRedemptionYear01	129
3 Years	rr_ExpenseExampleNoRedemptionYear03	409
5 Years	rr_ExpenseExampleNoRedemptionYear05	710
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,565

[1]	Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
[2]	A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A1 shares made within 18 month after purchase where no initial sales charge was paid at time of purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
[3]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 34, BlackRock has contractually agreed to waive the management fee of the Fund and the Master Portfolio with respect to any portion of the Fund’s or the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or the Master Portfolio or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio.
[4]	BlackRock Advisors, LLC (“BlackRock”) receives a management fee from the Master Portfolio for investment advisory and certain administrative services at the annual rate of 0.06% of the Master Portfolio’s average daily net assets, a portion of which is paid indirectly by the Fund, and receives a management fee from the Fund for investment advisory and certain administrative services at the annual rate of 0.29% of the Fund’s average daily net assets for an overall management fee rate paid by the Fund of 0.35%. In addition, as described in the “Management of the Fund” section of the Fund’s prospectus on page 34, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.59% (for Investor A1 Shares), 1.36% (for Investor C1 Shares) and 1.03% (for Investor C2 Shares) of average daily net assets through January 31, 2019. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Bond Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.
[5]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Total Return Portfolio (the “Master Portfolio”).
[6]	Other expenses of the BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) were less than 0.01% for the Fund’s fiscal year ended September 30, 2017.
[7]	Fees and expenses have been restated to reflect the fees and expenses of the Fund as of the fiscal year ended September 30, 2017.
[8]	A CDSC of 1.00% is assessed on certain redemptions of Investor C1 Shares or Investor C2 Shares made within one year after purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.